Shareholder Report, Holdings (Details) - Invesco Exchange Fund	Jun. 30, 2024
Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
McCormick & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
International Flavors & Fragrances, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%